Supplier Concentration - Additional Information (Detail) - Supplier Concentration Risk - Vendor	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Number of key suppliers	10
Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	84.00%	85.00%	84.00%
Carrier and Its Affiliates | Cost of Goods, Total
Concentration Risk [Line Items]
Percentage of purchases from key suppliers	62.00%	62.00%	62.00%